Changes in significant accounting policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of changes in significant accounting policies [Line Items]
Lease liabilities	$ (19,914)
Decrease in retained earnings			$ 1,926
IFRS 16 [Member]
Disclosure of changes in significant accounting policies [Line Items]
Lease liabilities		$ (20,900)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [Member]
Disclosure of changes in significant accounting policies [Line Items]
Lease liabilities		$ (20,965)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [Member] | Buildings [member]
Disclosure of changes in significant accounting policies [Line Items]
Balance at January 1, 2019	17,435
Additions	14
Depreciation by right-of-use assets	(1,440)
Revaluation currency effect	7
Reclassification to investment property	(3,494)
Balance at December 31, 2019	$ 12,522